AKRE FOCUS FUND
Institutional Class:  AKRIX
Retail Class:  AKREX

Supplement dated July 29, 2014 to
Statement of Additional Information (“SAI”) dated November 30, 2013

Effective August 1, 2014, John H. Neff and Thomas D. Saberhagen are named as co-portfolio managers for the Akre Focus Fund.  Mr. Neff and Mr. Saberhagen both joined Akre Capital Management (the “Advisor”) in 2009.  Prior to joining the Advisor, Mr. Neff served as a Senior Equity Analyst for William Blair since 2002 after starting in its Equity Research department in 1999. Prior to joining the Advisor, Mr. Saberhagen served as Senior Analyst for Aegis Financial Corporation, which he joined in 2002.

The following table replaces the information on page B-34 of the SAI.

Portfolio Managers
Charles T. Akre Jr., John H. Neff, and Thomas D. Saberhagen are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  Mr. Akre serves as Portfolio Manager to the Fund and has been the managing member of the Advisor since December 1999.  Messrs. Neff and Saberhagen each serve as Co-Portfolio Manager of the Fund, a capacity in which they have held since August 2014, and have been employed by the Advisor since 2009.

The following table provides information regarding accounts managed by each portfolio manager, other than the Akre Focus Fund, as of June 30, 2014.

Name	Number of Other Accounts Managed and Total Assets by Account Type
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Charles T. Akre, Jr.	0 $0	2 $322,000,000	73 $251,000,000
Thomas D. Saberhagen	0 $0	0 $0	0 $0
John H. Neff	0 $0	0 $0	0 $0

The compensation package for the portfolio managers is comprised of base salary, bonus, distributions based on firm profitability and performance based fees from the private pooled funds managed by the Advisor.

As indicated in the table above, the Advisor manages numerous accounts for multiple clients. These accounts include other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). The Advisor makes investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. Even where multiple accounts are managed by the Advisor with a similar investment discipline, the Advisor may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by the Advisor will vary.

Conflicts of interest also may arise where some accounts managed by the Advisor have higher fees than the fees paid by other accounts. Because the Portfolio Manager’s and Co-Portfolio Managers’ compensation may be affected by revenues earned by the Advisor, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts.

Because the Advisor performs investment management services for various clients, certain conflicts of interest could arise. The Advisor may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Fund. The Advisor will have no obligation to purchase or sell for the Fund, or to recommend for purchase or sale by the Fund, any security that the Advisor, its principals, its affiliates, or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price. Where the Advisor buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

1

The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines and/or restrictions, the allocation of initial public offerings, and compliance with the Advisor’s Code of Ethics and compliance program under the 1940 Act and Investment Advisers Act of 1940, as amended.

The following table replaces the information on page B-35

The following indicates the dollar range of beneficial ownership of shares by the portfolio managers as of June 30, 2014:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001-$1,000,000, Over $1,000,000)
Charles T. Akre, Jr.	Over $1,000,000
John H. Neff	$100-001-$500,000
Thomas D. Saberhagen	$500,001-$1,000,000

Please retain this Supplement with the SAI.

2

AKRE FOCUS FUND
Institutional Class:  AKRIX
Retail Class:  AKREX

Supplement dated July 29, 2014 to
Prospectus dated November 30, 2013

Effective August 1, 2014, John H. Neff and Thomas D. Saberhagen are named as co-portfolio managers for the Akre Focus Fund.  Mr. Neff and Mr. Saberhagen both joined Akre Capital Management (the “Advisor”) in 2009.  Prior to joining the Advisor, Mr. Neff served as a Senior Equity Analyst for William Blair since 2002 after starting in its Equity Research department in 1999. Prior to joining the Advisor, Mr. Saberhagen served as Senior Analyst for Aegis Financial Corporation, which he joined in 2002.

The following table replaces the information on page 4 of the Prospectus.

Investment Advisor	Portfolio Manager
Akre Capital Management, LLC	Charles T. Akre, Jr., Managing Member of the Advisor. Managed the Fund since inception (2009)
John H. Neff, Partner of the Advisor. Managed the Fund since August 2014.
Thomas D. Saberhagen, Partner of the Advisor Managed the Fund since August 2014.

The following information replaces the information on page 9 of the Prospectus.

Portfolio Managers

The Akre Focus Fund is a team managed portfolio.  The team includes Mr. Charles T. Akre Jr., Mr. John H. Neff, and Mr. Thomas D. Saberhagen, who are each primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Each of the co-portfolio managers has equal authority to buy and sell securities for portfolio investments, but all major investment decisions are reviewed by the entire portfolio management team.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, others accounts managed, and ownership of securities in the Fund.

Charles T. Akre Jr. has served as the Portfolio Manager of the Fund since its commencement of operations and has been the managing member of the Advisor since December 1999.  Prior to managing the Fund, Mr. Akre was the sole portfolio manager of the FBR Focus Fund.

John H. Neff has served as Co-Portfolio Manager of the Fund since August 2014.  Mr. Neff joined the Advisor in 2009 as a Senior Analyst, and became a Partner of the Advisor in January 2013.  Prior to joining the Advisor, Mr. Neff served as a Senior Equity Analyst for William Blair since 2002 after starting in its Equity Research department in 1999.  He holds an MBA from the University of Chicago and a B.A. from Colgate.

Thomas D. Saberhagen has served as Co-Portfolio Manager of the Fund since August 2014.  Mr. Saberhagen joined the Advisor in 2009 as a Senior Analyst, and became a Partner of the Advisor in January 2013.  Prior to joining the Advisor, Mr. Saberhagen served as Senior Analyst for Aegis Financial Corporation, which he joined in 2002.  He holds an MBA from Stanford University and a B.A. in Mathematics and Philosophy from Rice University.

Please retain this Supplement with the Prospectus.

AKRE FOCUS FUND
Institutional Class:  AKRIX
Retail Class:  AKREX

Supplement dated July 29, 2014 to
Summary Prospectus dated November 30, 2013

Effective August 1, 2014, John H. Neff and Thomas D. Saberhagen are named as co-portfolio managers for the Akre Focus Fund.  Mr. Neff and Mr. Saberhagen both joined Akre Capital Management (the “Advisor”) in 2009.  Prior to joining the Advisor, Mr. Neff served as a Senior Equity Analyst for William Blair since 2002 after starting in its Equity Research department in 1999. Prior to joining the Advisor, Mr. Saberhagen served as Senior Analyst for Aegis Financial Corporation, which he joined in 2002.

The following table replaces the information on page 4 of the Summary Prospectus.

Investment Advisor	Portfolio Manager
Akre Capital Management, LLC	Charles T. Akre, Jr., Managing Member of the Advisor. Managed the Fund since inception (2009)
John H. Neff, Partner of the Advisor. Managed the Fund since August 2014.
Thomas D. Saberhagen, Partner of the Advisor Managed the Fund since August 2014.

Please retain this Supplement with the Summary Prospectus.